Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation Plans

7.	Stock-Based Compensation Plans.

The Company has two Stock Option Plans (the 2006 Stock Incentive Plan and the 2016 Equity Incentive Option Plan) under which options for shares of common stock were granted to directors, officers and key employees. The 2016 plan permits the grant of stock options, stock appreciation rights, restricted stock awards, restricted stock units, or stock awards. The options awarded under the plans have similar characteristics. All stock options are non-qualified and expire ten years from the date of grant. Stock based compensation awarded to directors, officers and employees are exercisable immediately or become exercisable in cumulative installments of 20% or 25% at the end of each year following the date of grant. When stock options are exercised the Company issues new shares after receipt of exercise proceeds and taxes due, if any, from the grantee. The number of common shares available for future issuance was 439,248 at December 31, 2020.

The Company utilizes the Black-Scholes valuation model for estimating fair value of stock compensation for options awarded to officers and employees. Each grant is evaluated based upon assumptions at the time of grant. The assumptions were no dividend yield, expected volatility between 29% and 41%, risk-free interest rate of 1.0% to 2.9% and expected life of 3.0 to 7.0 years.

The dividend yield of zero is based on the fact that the Company does not pay cash dividends and has no present intention to pay cash dividends. Expected volatility is estimated based on the Company’s historical experience over a period equivalent to the expected life in years. The risk-free interest rate is based on the U.S. Treasury constant maturity interest rate at the date of grant with a term consistent with the expected life of the options granted. The expected life calculation is based on the observed and expected time to exercise options by the employees.

On May 21, 2018, under the 2016 Equity Incentive Plan change-in-control clause, all unvested stock options held by the Company’s named executive officers became vested and fully exercisable. Included in stock compensation expense was $402,000 for the vesting of option grants from 2016 and 2017 due to the asset disposition.

The Company recorded the following stock compensation expense in its consolidated statement of income (in thousands):

	Years Ended December 31,
	2020	2019	2018
Stock option grants	$92	112	607
Restricted stock awards granted in 2020	250	—	—
Employee stock grant	530	—	—
Unrestricted employee stock award	—	50	—
Annual director stock award	500	70	1,055
	$1,372	232	1,662

A summary of changes in outstanding options is presented below (in thousands, except share and per share amounts):

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)
Outstanding at
January 1, 2018	174,510	$28.70	6.0	$1,901
Granted	29,260	$45.97		$427
Exercised	(56,232)	$25.17		$(546)
Outstanding at
December 31, 2018	147,538	$33.48	6.7	$1,782
Exercised	(15,034)	$30.42		$(151)
Outstanding at
December 31, 2019	132,504	$33.82	5.8	$1,631
Exercised	(12,415)	$19.23		$(100)
Outstanding at
December 31, 2020	120,089	$35.33	5.3	$1,531
Exercisable at
December 31, 2020	107,741	$34.12	5.0	$1,327
Vested during
twelve months ended
December 31, 2020	5,967			$94

The following table summarizes information concerning stock options outstanding at December 31, 2020:

	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$37.26 - $45.97	12,348	$45.93	7.9	Years

Exercisable:
$16.71 - $24.75	14,100	16.72	.9
$24.76 - $37.25	35,854	26.24	3.3
$37.26 - $45.97	57,787	43.25	7.0
	107,741	$34.12	5.0	Years
Total	120,089	$35.33	5.3	Years

The aggregate intrinsic value of exercisable in-the-money options was $1,239,000 and the aggregate intrinsic value of outstanding in-the-money options was $1,240,000 based on the market closing price of $45.55 on December 31, 2020 less exercise prices.

The unrecognized compensation cost of options granted to FRP employees but not yet vested as of December 31, 2020 was $198,000, which is expected to be recognized over a weighted-average period of 2.9 years.

Gains of $312,000 were realized by option holders during the year ended December 31, 2020.

A summary of changes in restricted stock awards is presented below (in thousands, except share and per share amounts):

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	Of	Exercise	Remaining	Grant Date
Restricted stock	Shares	Price	Term (yrs)	Fair Value(000's)

Outstanding at January 1, 2020	0
Granted	20,520	$46.30		$950
Outstanding at December 31, 2020	20,520	$46.30	3.4	$950

Total compensation cost of restricted stock granted but not yet vested as of December 31, 2020 was $700,000 which is expected to be recognized over a weighted-average period of 3.6 years.